CONTRACTUAL OBLIGATIONS AND RIGHTS - (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Contractual Obligations [Line Items]
Contractual obligations relating to investment commitments including new building and secondhand commitments	$ 78.3	$ 100.6	$ 85.9